Dividends on ordinary shares (Details) - Schedule of Dividends On Ordinary Shares - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interim dividend
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Dividends paid, ordinary shares	£ 3,990	£ 4,700	£ 0
Final dividend
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Dividends paid, ordinary shares	£ 0	£ 0